Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	¥ 266,235	¥ 304,219
Additions	131,461	32,776
Disposal	(58,361)	(5,423)
Disposal of subsidiaries (Note 26)	(1,527)
Depreciation charges	(58,294)	(65,337)
Closing net book amount	279,514	266,235
Buildings [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	34,508	36,491
Additions	0	0
Disposal	(16,333)	0
Disposal of subsidiaries (Note 26)	0
Depreciation charges	(1,676)	(1,983)
Closing net book amount	16,499	34,508
Leasehold improvements [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	77,356	86,235
Additions	1,380	7,516
Disposal	0	0
Disposal of subsidiaries (Note 26)	(118)
Depreciation charges	(11,019)	(16,395)
Closing net book amount	67,599	77,356
Machinery and equipment [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	54,327	60,114
Additions	7,967	7,388
Disposal	(2,365)	(2,898)
Disposal of subsidiaries (Note 26)	(1,073)
Depreciation charges	(9,245)	(10,277)
Closing net book amount	49,611	54,327
Office equipment, furniture fixtures and motor vehicles [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	6,455	6,510
Additions	732	1,769
Disposal	(192)	(231)
Disposal of subsidiaries (Note 26)	(336)
Depreciation charges	(1,547)	(1,593)
Closing net book amount	5,112	6,455
Right-of-use assets [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	93,589	114,869
Additions	121,382	16,103
Disposal	(39,471)	(2,294)
Disposal of subsidiaries (Note 26)	0
Depreciation charges	(34,807)	(35,089)
Closing net book amount	140,693	93,589
Cost [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	735,495
Closing net book amount	732,748	735,495
Cost [Member] | Buildings [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	38,560
Closing net book amount	20,139	38,560
Cost [Member] | Leasehold improvements [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	311,569
Closing net book amount	312,210	311,569
Cost [Member] | Machinery and equipment [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	126,340
Closing net book amount	125,197	126,340
Cost [Member] | Office equipment, furniture fixtures and motor vehicles [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	25,746
Closing net book amount	23,692	25,746
Cost [Member] | Right-of-use assets [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	233,280
Closing net book amount	251,510	233,280
Accumulated depreciation and impairment [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(469,260)
Closing net book amount	(453,234)	(469,260)
Accumulated depreciation and impairment [Member] | Buildings [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(4,052)
Closing net book amount	(3,640)	(4,052)
Accumulated depreciation and impairment [Member] | Leasehold improvements [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(234,213)
Closing net book amount	(244,611)	(234,213)
Accumulated depreciation and impairment [Member] | Machinery and equipment [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(72,013)
Closing net book amount	(75,586)	(72,013)
Accumulated depreciation and impairment [Member] | Office equipment, furniture fixtures and motor vehicles [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(19,291)
Closing net book amount	(18,580)	(19,291)
Accumulated depreciation and impairment [Member] | Right-of-use assets [Member]
Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) [Line Items]
Opening net book amount	(139,691)
Closing net book amount	¥ (110,817)	¥ (139,691)